Borrowings	12 Months Ended
Jun. 30, 2026
Borrowings
Borrowings

22 .Borrowings

The breakdown and the fair value of the Group's borrowings as of June 30, 2026 and 2025 was as follows:

	Book value		Fair value
	06.30.2026	06.30.2025	06.30.2026	06.30.2025
Non-convertible notes	1,777,340	1,471,259	1,829,942	1,461,759
Bank loans	192,859	278,821	192,859	278,821
Bank overdrafts	30,301	19,278	30,301	19,278
Others	22,287	24,338	22,287	24,338
Total borrowings	2,022,787	1,793,696	2,075,389	1,784,196

Non-current	1,457,642	1,078,201
Current	565,145	715,495
Total	2,022,787	1,793,696

As of June 30, 2026 and 2025, total borrowings include collateralized liabilities (seller financing and bank loans) of ARS 291,213 and ARS 251,576, respectively. These borrowings are mainly collateralized by trading properties of the Group (Note 11).

The terms of the loans include standard covenants for this type of financial operations. As of the date of these Consolidated Financial Statements, the Group has complied with the covenants contemplated in its respective loan agreements.

The maturity of the Group's borrowings is as follows:

	06.30.2026	06.30.2025

Capital:
Less than one year	524,349	681,749
Between 1 and 2 years	306,715	229,652
Between 2 and 3 years	301,772	251,655
Between 3 and 4 years	122,621	10,864
Between 4 and 5 years	6,722	92,955
More than 5 years	688,706	462,637
	1,950,885	1,729,512
Accrued interest:
Less than one year	40,796	33,746
Between 1 and 2 years	28,023	1,807
Between 2 and 3 years	281	23,977
Between 3 and 4 years	-	8
Between 4 and 5 years	2,511	-
More than 5 years	291	4,646
	71,902	64,184
	2,022,787	1,793,696

The following table shows a reconciliation of borrowing during the years ended June 30, 2026 and 2025:

	06.30.2026	06.30.2025
Balance at the beginning of the year	1,793,696	1,531,498
Borrowings	1,195,599	1,163,462
Payment of borrowings	(831,146)	(780,534)
(Payment) / collection of short term loans, net	13,904	(14,959)
Incorporation by business combination (i) (ii)	200	8,873
Interests paid	(132,215)	(127,346)
Accrued interests	152,582	113,995
Currency translation adjustment and exchange differences, net	(128,153)	136,503
Inflation adjustment	(49,411)	(236,884)
Reclassifications and other movements	7,731	(912)
Balance at the end of the year	2,022,787	1,793,696

(i)	As of June 30, 2026, see Note 4 to these Consolidated Financial Statements. The amount is presented net of consolidation adjustments.
(ii)	As of June 30, 2025, it relates to the acquisition of Nova Horizonte.

The following tables shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2026 and 2025:

	06.30.2026
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	44,429	-	-	44,429
Brazilian Reais	-	137,984	-	137,984
US Dollar	1,678,668	13,164	2,131	1,693,963
Subtotal fixed-rate borrowings	1,723,097	151,148	2,131	1,876,376
Floating rate:
Brazilian Reais	-	146,411	-	146,411
US Dollar	-	-	-	-
Subtotal floating rate borrowings	-	146,411	-	146,411
Total borrowings	1,723,097	297,559	2,131	2,022,787

	06.30.2025
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	33,695	-	-	33,695
Brazilian Reais	-	82,053	-	82,053
US Dollar	1,490,174	36,925	2,244	1,529,343
Subtotal fixed-rate borrowings	1,523,869	118,978	2,244	1,645,091
Floating rate:
Brazilian Reais	-	148,605	-	148,605
US Dollar	-	-	-	-
Subtotal floating rate borrowings	-	148,605	-	148,605
Total borrowings	1,523,869	267,583	2,244	1,793,696

The following describes the debt issuances made by the Group for the years ended June 30, 2026, and 2025:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
CRESUD	Series XLVI	jul-24	USD 28.55	7/18/2027	1.50%	At maturity	Semi-annually
CRESUD	Series XLVII	nov-24	USD 64.42	11/15/2028	7.00%	At maturity	Semi-annually
CRESUD	Series XLVIII	jul-25	USD 43.66	7/11/2028	8.00%	At maturity	Semi-annually
CRESUD	Series XLIX	sept-25	USD 31.31	9/2/2027	7.25%	At maturity	Semi-annually
CRESUD	Series L	Dec-25	USD 70.38	3/10/2029	7.25%	At maturity	Semi-annual payment – except for the first payment, which will be 9 months after issuance
CRESUD	Series LI	Jan-26	USD 46.78	1/20/2027	5.75%	At maturity	Semi-annually
CRESUD	Series LII	Apr-26	USD 41.20	4/30/2028	4.75%	At maturity	Semi-annual payment – except for the 1st and 2nd payments, which will be 9 and 12 months after issuance
CRESUD	Series LIII	Apr-26	USD 23.00	4/30/2030	6.25%	At maturity	Semi-annual payment – except for the 1st and 2nd payments, which will be 9 and 12 months after issuance
FyO	Series A	Jan-26	USD 21.00	7/20/2027	7.90%	At maturity	Quarterly
FyO	Series B	Jan-26	USD 7.00	1/20/2027	8.50%	At maturity	Semi-annually
IRSA	Series XXII	oct-24	USD 15.80	10/23/2027	5.75%	At maturity	Semi-annually
IRSA	Series XXIII	oct-24	USD 51.47	10/23/2029	7.25%	At maturity	Semi-annually
IRSA	Series XXIV	mar-25	USD 480.45	3/31/2035	8.00%	33% march-33 - 33% march-34 and 34% march-35	Semi-annually
IRSA	Series XXV	jun-26	USD 50.00	6/8/2027	3.75%	At maturity	Semi-annually

The following describes the debt issuances carried out by the Group during the year ended June 30, 2026:

Series XLVIII Notes – CRESUD

On July 11, 2025, the Company issued Series XLVIII Notes in the local market for the amount of USD 43.7 million. The main features of the issue are detailed below:

•

Series XLVIII Notes denominated in dollars for an amount of USD 43.7 million at a fixed rate of 8.0%, with semiannual interest. The principal will be repaid in one installment on the maturity date, July 11, 2028. The issue price was 100% of the face value.

Series XLIX Notes – CRESUD

On September 2, 2025, the Company issued Series XLIX Notes in the local market for a total amount of USD 31.3 million. The main features of the issue are detailed below:

•

Series XLIX Notes denominated in dollars for an amount of USD 31.3 million, bearing interest at a fixed annual rate of 7.25%, payable semi-annually. The principal will be made in one installment, on the maturity date, September 2, 2027. The issue price was 100% of the nominal value.

Series L Notes – CRESUD

On December 10, 2025, the Company issued the Series L Notes on the local market for a total amount of USD 29.6 million, bearing interest at a fixed annual rate of 7.25%, payable semi-annually, except for the first payment, which will be made on September 10, 2026. The capital amortization will be 100% at maturity, on March 10, 2029. The issuance price was 100.0%

Series L Additional and Series LI Notes – CRESUD

On January 20, 2026, the Company issued the Series L Additional Notes and Series LI Notes on the local market for USD 87.6 million. The main features of the issue are detailed below:

•

Series L Additional Notes, denominated in dollars for an amount of USD 40.8 million at a fixed rate of 7.25%, the issuance price was 100.75%, with semiannual interest, the first payment, which will be made on September 10, 2026. The capital amortization will be 100% at maturity, on March 10, 2029. The total nominal value, including the original issuance made on December 10, 2025, of the Series L Notes amounts to USD 70.4 million.

•

Series LI Notes denominated in dollars for an amount of USD 46.8 million, with 5.75% interest rate, with semi-annual payments. The capital amortization will be 100% at maturity, on January 20, 2027. The issuance price was 100% of the nominal value.

Series LII and Series LIII Notes – CRESUD

On April 30, 2026, the Company issued the Series LII Notes and Series LIII Notes on the local market for USD 64.2 million. The main features of the issuance are detailed below:

•

Series LII Notes, denominated in dollars for an amount of USD 41.2 million at a fixed rate of 4.75%, with interest payable semi-annually (except for the first payment, which will be made after 9 months, and the second payment, which will be made after 3 months). The capital amortization will be 100% at maturity, on April 30, 2028. The issuance price was 100% of the nominal value.

•

Series LIII Notes, denominated in dollars for an amount of USD 23.0 million at a fixed rate of 6.25%, with interest payable semi-annually (except for the first payment, which will be made after 9 months, and the second payment, which will be made after 3 months). The capital amortization will be 100% at maturity, on April 30, 2030. The issuance price was 100% of the nominal value.

Series IV Class A and B Notes – FyO

On January 20, 2026, FyO issued the Series IV Class A and B Notes on the local market for a total amount equivalent to USD 28 million. The main features of the issuance are detailed below:

•

Series A Notes, denominated in dollars, for an amount of USD 21 million, bearing interest at a fixed rate of 7.9% with quarterly interest payments. The capital amortization will be 100% at maturity, on July 20, 2027, payable in U.S. dollars. The issuance price was 100% of the nominal value.

•

Series B Notes, denominated in dollars, for an amount of USD 7 million, bearing interest at a fixed rate of 8.5% with semi-annual interest payments. The capital amortization will be 100% at maturity, on January 20, 2027, payable in argentine pesos at the applicable exchange rate. The issuance price was 100% of the nominal value.

Series XXIV Notes - IRSA

On December 17, 2025, IRSA issued in the international market the Series XXIV Additional Notes for a nominal amount of USD 180 million at an issuance price of 98.503%.

The Series XXIV Notes were issued under New York Law, will mature on March 31, 2035, and will accrue interest at a fixed annual nominal rate of 8.00%, with interest payable semiannually on March 31 and September 30 of each year until maturity. Principal amortization will be made in three installments: (i) 33% of the principal on March 31, 2033, (ii) 33% of the principal on March 31, 2034, and (iii) 34% of the principal on March 31, 2035.

The Series XXIV Additional Notes have terms and conditions identical to the original Series XXIV Notes issued on March 31, 2025.

The total nominal amount outstanding of the Series XXIV Notes amounts to USD 480.5 million.

Series XXV Notes Issuance – IRSA

On June 8, 2026, IRSA issued Series XXV Notes in the local market for a total amount of USD 50 million. The main characteristics of the issuance are detailed below:

•

The Series XXV Notes denominated in U.S. dollars for an amount of USD 50.0 million, at a fixed rate of 3.75%, with semiannual interest payments. Principal will be amortized in a single installment on the maturity date, June 8, 2027. The issuance price was 100% of nominal value.